Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	Trade and Other Payables

	December 31 2022	December 31 2021
	$	$
Trade accounts payable	300.6	213.1
Employee and payroll liabilities	368.5	349.5
Accrued liabilities	86.6	72.1
Trade and other payables	755.7	634.7